Available-for-Sale Investments (Details) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale [Line Items]
Aggregate cost basis	¥ 654,100,000
Total OTTI recognized in OCI
Gross unrealized holding gains	228,054
Gross unrealized holding (losses)
Aggregate fair value	654,328,054	¥ 682,252,159
Asset management products [Member]
Debt Securities, Available-for-sale [Line Items]
Aggregate cost basis	20,000,000
Total OTTI recognized in OCI
Gross unrealized holding gains	20,456
Gross unrealized holding (losses)
Aggregate fair value	20,020,456
Wealth management products [Member]
Debt Securities, Available-for-sale [Line Items]
Aggregate cost basis	634,100,000	680,000,000
Total OTTI recognized in OCI
Gross unrealized holding gains	207,598	2,252,159
Gross unrealized holding (losses)
Aggregate fair value	¥ 634,307,598	¥ 682,252,159